Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 4,435		$ 2,917,172	$ (2,540,593)	$ 381,014
Balance, shares at Dec. 31, 2022	4,434,596
Stock-based compensation			7,050		7,050
Issuance of common stock for compensation	$ 89		407,546		407,635
Issuance of common stock for compensation, shares	89,143
Issuance of common shares for services	$ 94		413,256		413,350
Issuance of common stock for services, shares	94,059
Forgiveness of related party note payable			300,000		300,000
Net loss				(1,617,461)	(1,617,461)
Balance at Dec. 31, 2023	$ 4,618		4,045,024	(4,158,054)	(108,412)
Balance, shares at Dec. 31, 2023	4,617,798
Stock-based compensation			105,817		105,817
Issuance of common stock for compensation	$ 45		55,433		55,478
Issuance of common stock for compensation, shares	45,636
Issuance of common shares for services	$ 65		79,555		79,620
Issuance of common stock for services, shares	64,996
Net loss				(3,617,647)	(3,617,647)
Issuance of common shares and warrants in connection with a public offering	$ 1,241		5,859,409		5,860,650
Issuance of common shares and warrants in connection with a public offering, shares	1,240,910
Issuance of common shares upon settlement of notes payable in connection with a public offering	$ 81		214,868		214,949
Issuance of common shares upon settlement of notes payable in connection with a public offering, shares	80,808
Treasury stock repurchased		(22,145)			(22,145)
Treasury stock repurchased, shares	(20,500)
Balance at Dec. 31, 2024	$ 6,050	$ (22,145)	$ 10,360,106	$ (7,775,701)	$ 2,568,310
Balance, shares at Dec. 31, 2024	6,029,648